Dec. 16, 2019
Partners Value Fund
Partners Value Fund
THE WEITZ FUNDS

(the “Trust”)

Partners Value Fund

Institutional Class (WPVIX)

Investor Class (WPVLX)

Supplement dated December 16, 2019
to the Summary Prospectuses and Prospectus dated July 31, 2019

The Trust and Weitz Investment Management, Inc. (the “investment adviser”) have entered into new Expense Limitation Agreements for certain of the Funds as follows:

Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Partners Value Fund Institutional Class shares and Partners Value Fund Investor Class shares to 0.89% and 1.09%, respectively, of each Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.

Investors should retain this supplement for future reference.